Investments in associates and joint ventures - Composition and movements (Details) - COP ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021
Investments in joint ventures
Equity of the joint venture	$ 6,294,312	$ 5,749,030
Investments in associates
Investments in associates	2,638,199	2,608,156
Investments in joint ventures and associates	8,932,511	8,357,186
Cost
Investments in joint ventures
Equity of the joint venture	6,700,961	6,155,679
Investments in associates
Investments in associates	2,647,598	2,617,555
Gases del Caribe S.A. E.S.P. | Cost
Investments in associates
Investments in associates	1,466,842	1,515,838
ATP Tower Holdings | Cost
Investments in associates
Investments in associates	893,993	813,697
Gas Natural del Oriente S.A. E.S.P. | Cost
Investments in associates
Investments in associates	143,584	142,508
Gases de la Guajira S.A. E.S.P. | Cost
Investments in associates
Investments in associates	68,490	69,461
E2 Energia Eficiente S.A. E.S.P. | Cost
Investments in associates
Investments in associates	34,755	35,062
Extrucol S.A. | Cost
Investments in associates
Investments in associates	27,911	28,578
Serviport S.A. | Cost
Investments in associates
Investments in associates	8,398	9,399
Serviport S.A. | Accumulated impairment
Investments in associates
Investments in associates	(9,399)	(9,399)
Sociedad Portuaria Olefinas | Cost
Investments in associates
Investments in associates	3,625	3,012
Equion Energa Limited | Cost
Investments in joint ventures
Equity of the joint venture	1,104,034	1,860,634
Equion Energa Limited | Accumulated impairment
Investments in joint ventures
Equity of the joint venture	(398,104)	(398,104)
Interligacao Electrica do Madeira S.A. | Cost
Investments in joint ventures
Equity of the joint venture	1,771,903	1,374,483
Transmissora Alianca de Energia Electrica S.A. | Cost
Investments in joint ventures
Equity of the joint venture	1,745,002	1,496,060
Interligacao Electrica Paraguacu S.A. | Cost
Investments in joint ventures
Equity of the joint venture	569,717	412,526
Interligacao Electrica Ivai S.A. | Cost
Investments in joint ventures
Equity of the joint venture	417,904	288,224
Interligacao Electrica Garanhuns S.A. | Cost
Investments in joint ventures
Equity of the joint venture	501,036	363,498
Interligacao Electrica Aimors S.A. | Cost
Investments in joint ventures
Equity of the joint venture	383,533	278,408
Conexion Kimal Lo Aguirre S.A. | Cost
Investments in joint ventures
Equity of the joint venture	119,475	0
Ecodiesel Colombia S.A. | Cost
Investments in joint ventures
Equity of the joint venture	61,936	64,019
Interconexion Electrica Colombia Panama S.A. | Cost
Investments in joint ventures
Equity of the joint venture	17,608	8,737
Transnexa S.A. E.M.A. | Cost
Investments in joint ventures
Equity of the joint venture	8,545	8,545
Transnexa S.A. E.M.A. | Accumulated impairment
Investments in joint ventures
Equity of the joint venture	(8,545)	(8,545)
Derivex S.A. | Cost
Investments in joint ventures
Equity of the joint venture	179	448
Parques de Rio | Cost
Investments in joint ventures
Equity of the joint venture	85	93
Interconexion Electrica Colombia Panama S.A.S. E.S.P | Cost
Investments in joint ventures
Equity of the joint venture	$ 4	$ 4